LINE OF CREDIT (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Line of Credit Facility [Line Items]
Line of credit, minimum outstanding principal balance	$ 10,000,000
Debt instrument, description of variable rate basis	Journal Prime Rate
Debt instrument, basis spread on variable rate (in hundredths)	1.25%
Debt instrument, covenant description	The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool
Minimum deposit	6,000,000
Non-interest bearing account	1,500,000
Line of credit facility, collateral cost	117,300,000
Number of properties securing line of credit	23
Credit Facility [Abstract]
Amount Available	60,000,000
First International Bank & Trust [Member]
Line of Credit Facility [Line Items]
Number of securing line of credit	1
Credit Facility [Abstract]
Amount Available	60,000,000
Amount Outstanding	$ 10,000,000	$ 39,000,000
Interest rate (in hundredths)	5.15%
Maturity Date	Aug. 12, 2014
Weighted Average Interest Rate (in hundredths)	5.17%
Interest Rate Cap [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	8.65%
Interest Rate Floor [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	5.15%